LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 1, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MAY 1, 2018, OF

CLEARBRIDGE DIVIDEND STRATEGY FUND (THE “FUND”)

1a.	Effective April 1, 2019, the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Portfolio managers: Scott Glasser, Michael Clarfeld, CFA, Peter Vanderlee, CFA and John Baldi. Mr. Glasser (Co-Chief Investment Officer, a Managing Director and a Portfolio Manager of ClearBridge) has been portfolio manager for the Fund since 2017. Mr. Clarfeld (a Managing Director and a Portfolio Manager of ClearBridge) and Mr. Vanderlee (a Managing Director and a Portfolio Manager of ClearBridge) have been portfolio managers for the Fund since 2009. Mr. Baldi (a Managing Director and a Portfolio Manager of ClearBridge) has been a portfolio manager for the Fund since April 2019.

1b.	Effective April 1, 2019, the section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Michael Clarfeld, CFA, and Peter Vanderlee, CFA, have served as co-portfolio managers of the Fund since 2009. Scott Glasser has served as a co-portfolio manager of the Fund since 2017. John Baldi has served as a co-portfolio manager of the Fund since April 2019. Messrs. Glasser, Clarfeld, Vanderlee and Baldi are primarily responsible for overseeing the day-to-day operation of the Fund and have the ultimate authority to make portfolio decisions.

Mr. Glasser is Co-Chief Investment Officer, a Managing Director and a Portfolio Manager of ClearBridge and has 28 years of industry experience. He joined ClearBridge or its predecessor in 1993.

Mr. Clarfeld is a Managing Director and a Portfolio Manager of ClearBridge and has 19 years of industry experience. He has been with ClearBridge since 2006. Prior to joining ClearBridge, Mr. Clarfeld was an equity analyst with Hygrove Partners, LLC and a financial analyst with Goldman Sachs.

Mr. Vanderlee is a Managing Director and a Portfolio Manager of ClearBridge and has 20 years of industry experience. He joined ClearBridge or its predecessor in 1999.

Mr. Baldi is a Managing Director and a Portfolio Manager of ClearBridge and has 21 years of industry experience. He joined ClearBridge or its predecessor in 2004.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

1c.

Effective April 1, 2019, the table in the section of the Fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” is deleted in its entirety and replaced with the following:

All information is provided as of December 31, 2018.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions)($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (billions) ($)
Michael Clarfeld	Registered investment companies	7	4.51	None	None
	Other pooled investment vehicles	2	0.25	None	None
	Other accounts	34,799	9.99	None	None

Peter Vanderlee	Registered investment companies	8	5.14	None	None
	Other pooled investment vehicles	6	0.97	None	None
	Other accounts	36,668	10.45	None	None

Scott Glasser	Registered investment companies	6	8.25	None	None
	Other pooled investment vehicles	2	0.23	None	None
	Other accounts	41,633	12.30	None	None

John Baldi	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

1d.

Effective April 1, 2019, the table in the section of the Fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Portfolio Manager Securities Ownership” is deleted in its entirety and replaced with the following:

All information is provided as of December 31, 2018.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Michael Clarfeld	Over 1 million
Peter Vanderlee	Over 1 million
Scott Glasser	Over 1 million
John Baldi	500,001 – 1 million

Please retain this supplement for future reference.

CBAX499709

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